Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 38,225,548	₩ 25,855,966
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		Korea Securities Depository, etc.	Shinhan Bank, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,935,048	₩ 1,271,304
Reason for collateral		Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements	[1]
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		Korea Securities Depository, etc.	Korea Securities Depository
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 656,478	₩ 240,005
Reason for collateral		Securities borrowing collateral	Securities borrowing collateral
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.	SHINHAN SECURITIES CO, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,814,134	₩ 11,134
Reason for collateral		Settlement risk, etc.	Future trading collateral
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		SHINHAN SECURITIES CO, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 24,454
Reason for collateral		Future trading collateral
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		NEXT SECURITIES (Futures), etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 36,743
Reason for collateral		Collateral for derivative contracts, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		ING BANK, etc.	DBS BANK LTD, SEL, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 587,591	₩ 698,231
Reason for collateral		Variable margin deposit for CSA, etc.	Variable margin deposit for CSA, etc.
Korean capital contributions, etc
Assets pledged as collateral [Line Items]
Collateral given to		Korea Software Financial Cooperative, etc.	Korea Software Financial Cooperative
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 9,279	₩ 109
Reason for collateral		Bid guarantee	Bid guarantee, etc.
Due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		KB SECURITIES
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,024
Reason for collateral		Equity-related derivatives, etc.
Korean treasury and government bonds, etc.
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.	Industrial Bank of Korea
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3,974,635	₩ 10,115
Reason for collateral		Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements	[1]
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.	CITIBANK LONDON, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 927,890	₩ 74,143
Reason for collateral		Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements	[1]
Korean treasury and government bonds, etc.
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 362,317
Reason for collateral		Settlement risk, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.	The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 9,283,095	₩ 8,863,286
Reason for collateral		Settlement risk, etc.	Settlement risk, etc.
Korean treasury and government bonds, etc.
Assets pledged as collateral [Line Items]
Collateral given to		Korea Securities Finance Corporation
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 20,117
Reason for collateral		Securities borrowing collateral
Korean treasury and government bonds, etc.
Assets pledged as collateral [Line Items]
Collateral given to		Industrial Bank of Korea etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,137,895
Reason for collateral		Collateral for derivative contracts, etc.
Foreign currency debt securities
Assets pledged as collateral [Line Items]
Collateral given to		CCIL Exchange
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 150,656
Reason for collateral		Related to bonds sold under repurchase agreements
Foreign currency debt securities
Assets pledged as collateral [Line Items]
Collateral given to		SOCIETE GENERALE
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 386,609
Reason for collateral		Variable margin deposit for CSA, etc.
Foreign currency debt securities
Assets pledged as collateral [Line Items]
Collateral given to		RJF
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 93,681
Reason for collateral		Related to the borrowing limit
Korean treasury and government bonds, etc.
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.	The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 9,100,505	₩ 11,526,197
Reason for collateral		Settlement risk, etc.	Settlement risk, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to			Central Bank of Brazil, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 164,136
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to			RJF
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 110,530
Reason for collateral			Related to the borrowing limit
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to			SOCIETE GENERALE, PAR, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 358,781
Reason for collateral			Variable margin deposit for CSA, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to			NATIXIS
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 41,442
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to			RJF, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities			₩ 34,508
Reason for collateral			Related to the borrowing limit
Korean financial institutions' debt securities, etc.
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 5,098,911
Reason for collateral		Settlement risk, etc.
Foreign currency debt securities
Assets pledged as collateral [Line Items]
Collateral given to		NATIXIS
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 12,145
Reason for collateral		Related to bonds sold under repurchase agreements
Foreign currency debt securities
Assets pledged as collateral [Line Items]
Collateral given to		RJF, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 30,441
Reason for collateral		Related to the borrowing limit
Due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		KEB Hana Bank Co., Ltd., etc.	KEB Hana Bank Co., Ltd., etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 40,431	₩ 6,431
Reason for collateral		Collateral for difference settlement	Collateral for difference settlement
Due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		Shinhan Life Insurance Co., Ltd.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 30
Reason for collateral		Related to refund liabilities for insurance contract commissions
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		MetLife Insurance Co., Ltd.	Korea Exchange Co.,Ltd.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 25	₩ 3
Reason for collateral		Related to refund liabilities for insurance contract commissions	Korean Won CCP margin
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		Korea Exchange Co., Ltd.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3,362
Reason for collateral		Korean Won CCP margin
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		MSBI LIMITED Seoul
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 12,634
Reason for collateral		Variable margin deposit for CSA, etc
Other due from banks in foreign currency
Assets pledged as collateral [Line Items]
Collateral given to		GOLDMAN SACHS INTL, etc.	BNP-PARIBAS, PAR, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 353,030	₩ 647,782
Reason for collateral		Variable margin deposit for CSA, etc	Variable margin deposit for CSA, etc.
Mortgage loan
Assets pledged as collateral [Line Items]
Collateral given to		Public offering	Public offering
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 2,067,313	₩ 1,790,810
Reason for collateral		Related to covered bonds	Related to covered bonds
Premises and equipment
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd., etc.	Gakorea Co., Ltd , etc.
Property, plant and equipment, pledged as security		₩ 1,808	₩ 1,808
Reason for collateral		Right to collateral and others	Right to collateral and others	[2]
Investment properties
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd., etc.	Gakorea Co., Ltd.
Property, plant and equipment, pledged as security		₩ 103,267	₩ 5,211
Reason for collateral		Right to collateral	Right to collateral	[2]

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.
[2]	The maximum pledge amount is 339 million Won.